Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000179256
Shareholder Report [Line Items]
Fund Name	Saba Closed-End Funds ETF
Trading Symbol	CEFS
Security Exchange Name	CboeBZX
Additional Information Phone Number	888-615-4310
Additional Information Website	https://www.sabaetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Saba Closed-End Funds ETF	$70	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30% [1]
AssetsNet	$ 422,081,847
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,072,902
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$422,081,847
Number of Portfolio Holdings	72
Total Advisory Fee Paid	$2,072,902
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	23.8%
Alternative	6.6%
Mixed Allocation	10.5%
Fixed Income	10.9%
Equity	48.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
BlackRock Science and Technology Term Trust	12.0%
ASA Gold and Precious Metals Ltd.	8.8%
Virtus Dividend Interest & Premium Strategy Fund	6.9%
BlackRock ESG Capital Allocation Term Trust	6.1%
Gabelli Dividend & Income Trust (The)	3.4%
PIMCO Dynamic Income Strategy Fund	3.0%
Neuberger Next Generation Connectivity Fund, Inc.	2.9%
General American Investors Company, Inc.	2.9%
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	2.5%
Nuveen S&P 500 Dynamic Overwrite Fund	2.4%

[1]	Annualized